Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per share
	Year ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Net income	534,643,942	114,852,526	65,207,464
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	96,143,147	153,589,125	68,071,099
Dilutive weighted average number of ordinary shares	1,467,786,387	1,525,232,365	1,439,714,339
Basic earnings per share	0.39	0.08	0.05
Diluted earnings per share	0.36	0.08	0.05